Condensed Consolidated Interim Statements of Financial Position - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current assets
Cash	$ 1,856,000	$ 11,245,000
Amounts receivable	2,473,000	2,672,000
Amounts due from related parties	31,000	0
Taxes recoverable	5,812,000	3,737,000
Prepaid expenses and other assets	2,063,000	1,671,000
Inventory	8,873,000	6,260,000
Total current assets	21,108,000	25,585,000
Exploration and evaluation assets	50,451,000	49,804,000
Plant, equipment and mining properties	51,039,000	44,056,000
Long-term investments	891,000	1,746,000
Other assets	4,000	5,000
Total assets	123,493,000	121,196,000
Current liabilities
Accounts payable and accrued liabilities	11,675,000	9,469,000
Amounts due to related parties	0	28,000
Taxes payable	85,000	895,000
Note payable	0	4,926,000
Warrant liability	0	475,000
Current portion of finance lease obligations	1,738,000	971,000
Current portion of equipment loans	165,000	0
Total current liabilities	13,663,000	16,764,000
Finance lease obligations	1,406,000	745,000
Equipment loans	234,000	0
Reclamation provision	544,000	445,000
Deferred income tax liabilities	4,941,000	5,221,000
Total liabilities	20,788,000	23,175,000
EQUITY
Share capital	149,776,000	145,515,000
Equity reserves	10,581,000	9,852,000
Treasury shares	97,000	97,000
Accumulated other comprehensive loss	(5,569,000)	(5,223,000)
Accumulated deficit	(51,986,000)	(52,026,000)
Total equity	102,705,000	98,021,000
Total liabilities and equity	$ 123,493,000	$ 121,196,000